Income Taxes - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Income Expense [Line Items]
Consolidated unrecognized deferred income tax assets	₱ 5,495,000,000	₱ 5,829,000,000
MCIT	718,000,000
Excess MCIT deducted against RCIT	15,000,000	0	₱ 0
Expired portion of excess MCIT	72,000,000	232,000,000	91,000,000
NOLCO	7,961,000,000
Deduction against taxable income	4,241,000,000	8,531,000,000	14,000,000
Expired portion of excess NOLCO	354,000,000	571,000,000	₱ 0
Digitel and DMPI [Member]
Disclosure Of Other Income Expense [Line Items]
Consolidated unrecognized deferred income tax assets	₱ 2,798,000,000	₱ 3,573,000,000
Subic Tel and Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales	5.00%